SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                              ------------------
                          Deutsche Communications Fund


The fund's Board of Trustees has approved (i) the appointment of Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an indirect, wholly-owned subsidiary of Deutsche Bank AG, as subadvisor to the fund; and
(ii) the subadvisory agreement between Deutsche Investment Management Americas Inc. (DIMA), the investment advisor to the fund, and Deutsche AM International GmbH, its affiliate, with respect to the fund. Deutsche AM International GmbH will begin providing portfolio management services to the fund on or about October 3, 2016.


DIMA, subject to the approval of the fund's Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors for the fund. The fund and DIMA have received an exemptive order from the Securities and Exchange Commission (SEC) that allows DIMA, subject to the approval of the fund's Board, to appoint Deutsche AM International GmbH as subadvisor to the fund without obtaining shareholder approval. The fund and DIMA are subject to certain conditions imposed by the SEC order.


THE FOLLOWING SECTIONS OF THE FUND'S PROSPECTUS ARE SUPPLEMENTED AS FOLLOWS EFFECTIVE ON OR ABOUT OCTOBER 3, 2016:

The following information replaces similar disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section within the summary section of the fund's prospectus.


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund may not invest less than 65% of its total assets in the communications field, except as described in the prospectus. The fund normally focuses on the securities of US and foreign companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. The fund may invest in common stocks and other dividend or interest paying securities, such as convertible securities (both preferred stocks and bonds), bonds and short-term cash equivalents. The fund may invest without limit in stocks and other securities of companies not publicly traded in the United States, including securities traded mainly in emerging markets. The fund may invest in initial public offerings. The fund may also invest in the equity securities of real estate investment trusts (REITs).

The following information replaces similar disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section within the "FUND DETAILS" section of the fund's prospectus.


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund may not invest less than 65% of its total assets in the communications field, except as described in the prospectus. The fund normally focuses on the securities of US and foreign companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. The fund may invest in common stocks and other dividend or interest paying securities, such as convertible securities (both preferred stocks and bonds), bonds and short-term cash equivalents. The fund may invest without limit in stocks and other securities of companies not publicly traded in the United States, including securities traded mainly in emerging markets. The fund may invest in initial public offerings. The fund may also invest in the equity securities of real estate investment trusts (REITs).

The fund invests in common stocks as well as dividend and interest paying securities of companies in the communications field.


MANAGEMENT PROCESS. The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In choosing securities, portfolio management emphasizes investments in companies offering products, services and enabling technologies in a wide spectrum from traditional communications to newer data-centric communications like the Internet and corporate networks.


Examples of such companies in which the fund may invest include traditional telecommunication carriers as well as companies who provide sophisticated equipment and services for a modern communications infrastructure, including access devices like smartphones. Portfolio management believes


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                                                   Deutsche
                                                   Asset Management [DB Logo]
that worldwide telecommunications market expansion may create opportunities for both established and emerging providers of telecommunications products and services.

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:


REAL ESTATE SECURITIES RISK. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

The following information is added under the "MANAGEMENT" section of the summary section of the fund's prospectus.


SUBADVISOR



Deutsche Asset Management International GmbH

The following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the summary section of the fund's prospectus.


WALTER HOLICK, DIRECTOR. Portfolio Manager of the fund. Managed the fund from 2010 to 2015 and resumed managing the fund in 2016.


FREDERIC L. FAYOLLE, CFA, DIRECTOR. Portfolio Manager of the fund. Managed the fund from 2010 to 2015 and resumed managing the fund in 2016.

NATALY YACKANICH, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2016.

The following information is added under the "WHO MANAGES AND OVERSEES THE FUNDS" heading of the "FUND DETAILS" section of the fund's prospectus:


SUBADVISOR



Deutsche Asset Management International GmbH (Deutsche AM International GmbH) acts as subadvisor to the fund. Deutsche AM International GmbH, located at Mainzer Landstrasse 11-17, 60329 Frankfurt am Main, Germany, provides advisory services to a variety of types of clients, including affiliated investment companies. Deutsche AM International GmbH is an investment advisor registered with the US Securities and Exchange Commission and with the Federal Financial Supervisory Authority in Germany. Deutsche AM International GmbH is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Pursuant to a subadvisory agreement between DIMA and Deutsche AM International GmbH, DIMA, not the fund, compensates Deutsche AM International GmbH for the services it provides to the fund.


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

The following information replaces the existing disclosure for the fund contained under the "MANAGEMENT" sub-heading of the "FUND DETAILS" section of the fund's prospectus:


WALTER HOLICK, DIRECTOR. Portfolio Manager of the fund. Managed the fund from 2010 to 2015 and resumed managing the fund in 2016.
o Joined Deutsche Asset Management in 1990 as fund manager for global equities: technology, telecommunication services and media.

o Senior Fund Manager for Global Equities focused on the Telecommunications, Media and Technology Sectors based in Frankfurt.

o Master of Social Science in Money, Banking and Finance, University of Birmingham, UK; Diplom-Kaufmann (German Master's degree in business and economics), J.W. Goethe-Universit-t, Frankfurt.



FREDERIC L. FAYOLLE, CFA, DIRECTOR. Portfolio Manager of the fund. Managed the fund from 2010 to 2015 and resumed managing the fund in 2016.
o Joined Deutsche Asset Management in July 2000 after 10 years of experience with Philips Electronics in the USA with responsibility for Philips's CRT display industry research for North America.


o Senior Equity Portfolio Manager focused on the Technology sector based in Frankfurt.

o MS in Engineering, University of Michigan; MS in Engineering, Ecole Centrale Paris; MBA with finance concentration, with high honors, University of Michigan Business School.



NATALY YACKANICH, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2016.
o Joined Deutsche Asset Management in 2005 after four years of industry experience as a Research Analyst at Credit Suisse Research US, LLC and as a Small Cap Analyst at Sidoti & Co, LLC.

o  Research Analyst for Global Small, US Small and US Mid Cap Equities: New
   York.

o BA in Economics from Johns Hopkins University; MSc in Economics from London School of Economics.


               Please Retain This Supplement for Future Reference



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